Segmented Information - Schedule of Segment Information for Reporting Segments (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total sales		$ 32,647	$ 39,431
External sales		32,647	39,431
Adjusted EBIT		1,676	2,545
Depreciation and amortization		1,366	1,345
Equity income		(189)	(178)
Net assets		28,605	25,790
Goodwill		2,095	1,976	$ 1,979
Fixed assets, net		8,475	8,260
Body Exteriors & Structures [Member]
Segment Reporting Information [Line Items]
Goodwill		483	458	459
Power & Vision [Member]
Segment Reporting Information [Line Items]
Goodwill		1,315	1,238	1,260
Seating Systems [Member]
Segment Reporting Information [Line Items]
Goodwill		176	169	147
Complete Vehicles [Member]
Segment Reporting Information [Line Items]
Goodwill		121	111	$ 113
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales		32,647	39,431
Net assets		15,564	15,954
Investments		947	1,210
Goodwill		2,095	1,976
Fixed assets, net		8,475	8,260
Fixed asset additions		1,145	1,441
Operating Segments [Member] | Body Exteriors & Structures [Member]
Segment Reporting Information [Line Items]
Total sales		13,550	16,458
External sales		13,292	16,110
Adjusted EBIT		817	1,299
Depreciation and amortization		727	710
Equity income			(3)
Net assets		7,536	7,906
Investments		31	31
Goodwill		483	458
Fixed assets, net		4,725	4,827
Fixed asset additions		581	713
Operating Segments [Member] | Power & Vision [Member]
Segment Reporting Information [Line Items]
Total sales		9,722	11,312
External sales		9,553	11,103
Adjusted EBIT		495	747
Depreciation and amortization		464	464
Equity income		(179)	(174)
Net assets		5,529	5,626
Investments		371	899
Goodwill		1,315	1,238
Fixed assets, net		2,666	2,299
Fixed asset additions		440	577
Operating Segments [Member] | Seating Systems [Member]
Segment Reporting Information [Line Items]
Total sales		4,455	5,577
External sales		4,433	5,548
Adjusted EBIT		107	312
Depreciation and amortization		73	66
Equity income		(6)	(4)
Net assets		1,118	1,219
Investments		144	134
Goodwill		176	169
Fixed assets, net		418	412
Fixed asset additions		70	76
Operating Segments [Member] | Complete Vehicles [Member]
Segment Reporting Information [Line Items]
Total sales		5,415	6,707
External sales		5,363	6,661
Adjusted EBIT		274	144
Depreciation and amortization		84	84
Equity income		(3)	(1)
Net assets		671	735
Investments		80	2
Goodwill		121	111
Fixed assets, net		578	593
Fixed asset additions		34	69
Operating Segments [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total sales	[1]	(495)	(623)
External sales	[1]	6	9
Adjusted EBIT	[1]	(17)	43
Depreciation and amortization	[1]	18	21
Equity income	[1]	(1)	4
Net assets	[1]	710	468
Investments	[1]	321	144
Goodwill	[1]
Fixed assets, net	[1]	88	129
Fixed asset additions	[1]	$ 20	$ 6

[1]	Included in Corporate and Other Adjusted EBIT are intercompany fees charged to the automotive segments.